Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company declared cash dividends per ordinary share during the periods presented as follows:

	2018		2019		2020
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.075	$10,832	$0.075	$10,956	$0.0875	$12,301
Second quarter	$0.075	10,835	$0.075	10,957	$0.0875	12,301
Third quarter	$0.075	10,843	$0.075	10,029	$0.0875	12,303
Fourth quarter	$0.075	10,849	$0.0875	12,171	$0.0875	12,089

		$43,359		$44,113		$48,994